ARK FUNDS
                            CLASS A AND B PROSPECTUS


                       SUPPLEMENT DATED APRIL 30, 2003 TO

                 CLASS A AND B PROSPECTUS DATED AUGUST 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

In the section captioned "INVESTMENT ADVISOR" on page 76, the following information replaces the first two sentences of the second paragraph:


Allied Investment Advisors, Inc. (AIA) serves as the Advisor to the Portfolios. Effective April 1, 2003, AIA became a wholly-owned subsidiary of Manufacturers and Traders Trust Company (M&T Bank), the principal financial services operating subsidiary of M&T Bank Corporation (M&T), a publicly-traded holding company based in Buffalo, New York. As of December 31, 2002, AIA had approximately $10 billion in assets under management and M&T was the nation's 26th largest bank holding company, with total assets of over $33 billion.


Also on page 76, the following information replaces the third paragraph in the section captioned "INVESTMENT ADVISOR":


M&T's ownership of AIA is a result of an agreement entered into on September 26, 2002, between M&T and Allied Irish Banks, p.l.c. (AIB), under which M&T was to acquire Allfirst Financial Inc., the indirect parent corporation of AIA, and parent corporation of Allfirst Bank, the direct parent of AIA (the "Acquisition"). At a special meeting of shareholders held on January 31, 2003, shareholders of each Portfolio approved a new investment advisory agreement between AIA and ARK Funds with respect to each Portfolio. The Investment Company Act of 1940, which regulates investment companies such as ARK Funds, requires a shareholder vote to approve a new advisory agreement in connection with business transactions such as the Acquisition. The new advisory agreement is substantially identical to the former advisory agreement, except for the dates of execution and termination. The new advisory agreement became effective upon consummation of the Acquisition on April 1, 2003.

M&T Bank is the administrator to the VISION Group of Funds (VISION Funds), a mutual fund family that offers different classes of shares in separate investment portfolios for which M&T Asset Management, a department of M&T Bank, serves as investment adviser. In connection with the Acquisition described above, the respective boards of trustees of the ARK Funds and the VISION Funds have met and authorized the tax-free reorganization of certain portfolios of their respective fund families, subject to shareholder approval. A special meeting of shareholders of each of the affected portfolios in each fund family will be scheduled. A proxy statement containing additional information will be sent to shareholders of the affected portfolios at a later date.


In the  section  captioned  "INVESTMENT  ADVISOR"  on  page  76,  the  following
information  should  be  added  after  the  subsection   captioned   "INVESTMENT
SUBADVISORS":


At a special meeting of shareholders held on January 31, 2003, shareholders of the International Equity Portfolio and the Emerging Markets Equity Portfolio approved new investment subadvisory agreements between AIA and AIBIM, and AIA and Govett. The Investment Company Act of 1940, which regulates investment companies such as ARK Funds, requires a shareholder vote to approve new advisory and subadvisory agreements in connection with business transactions such as the Acquisition. The new subadvisory agreements between AIA and AIBIM, and AIA and Govett, are substantially identical to the former agreements, except for the dates of execution and termination. The new subadvisory agreements became effective upon consummation of the Acquisition on April 1, 2003.


On page 79, in the section captioned "THROUGH THE ARK FUNDS EMPLOYEE INVESTMENT PROGRAM" the reference to AIB is replaced with M&T and the reference to Allfirst is replaced with M&T Bank.

On page 80, in the section captioned "WAIVER OF FRONT-END SALES CHARGE - CLASS A SHARES" the reference to Allfirst is replaced with M&T Bank.

On page 82, in the section captioned "GENERAL INFORMATION ABOUT SALES CHARGES" the reference to Allfirst is replaced with M&T Bank.



       THIS SUPPLEMENT REPLACES ALL PREVIOUS SUPPLEMENTS TO THE PROSPECTUS

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                    ARK FUNDS
                               CLASS C PROSPECTUS


                       SUPPLEMENT DATED APRIL 30, 2003 TO
                    CLASS C PROSPECTUS DATED OCTOBER 1, 2002


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.


In the section captioned "INVESTMENT ADVISOR" on page 6, the following information replaces the second and third paragraphs:

Allied Investment Advisors, Inc. (AIA) serves as the Advisor to the Portfolios. Effective April 1, 2003, AIA became a wholly-owned subsidiary of Manufacturers and Traders Trust Company (M&T Bank), the principal financial services operating subsidiary of M&T Bank Corporation (M&T), a publicly-traded holding company based in Buffalo, New York. As of December 31, 2002, AIA had approximately $10 billion in assets under management and M&T was the nation's 26th largest bank holding company, with total assets of over $33 billion.

M&T's ownership of AIA is a result of an agreement entered into on September 26, 2002, between M&T and Allied Irish Banks, p.l.c. (AIB), under which M&T was to acquire Allfirst Financial Inc., the indirect parent corporation of AIA, and parent corporation of Allfirst Bank, the direct parent of AIA (the "Acquisition"). At a special meeting of shareholders held on January 31, 2003, shareholders of each Portfolio approved a new investment advisory agreement between AIA and ARK Funds with respect to each Portfolio. The Investment Company Act of 1940, which regulates investment companies such as ARK Funds, requires a shareholder vote to approve a new advisory agreement in connection with business transactions such as the Acquisition. The new advisory agreement is substantially identical to the former advisory agreement, except for the dates of execution and termination. The new advisory agreement became effective upon consummation of the Acquisition on April 1, 2003.

M&T Bank is the administrator to the VISION Group of Funds (VISION Funds), a mutual fund family that offers different classes of shares in separate investment portfolios for which M&T Asset Management, a department of M&T Bank, serves as investment adviser. In connection with the Acquisition described above, the respective boards of trustees of the ARK Funds and the VISION Funds have met and authorized the tax-free reorganization of certain portfolios of their respective fund families, subject to shareholder approval. A special meeting of shareholders of each of the affected portfolios in each fund family will be scheduled. A proxy statement containing additional information will be sent to shareholders of the affected portfolios at a later date.



       THIS SUPPLEMENT REPLACES ALL PREVIOUS SUPPLEMENTS TO THE PROSPECTUS

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                    ARK FUNDS
                           CORPORATE CLASS PROSPECTUS


                       SUPPLEMENT DATED APRIL 30, 2003 TO

                CORPORATE CLASS PROSPECTUS DATED AUGUST 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

In the section captioned "INVESTMENT ADVISOR" on page 4, the following information replaces the third paragraph:


Allied Investment Advisors, Inc. (AIA) serves as the Advisor to the Portfolios. Effective April 1, 2003, AIA became a wholly-owned subsidiary of Manufacturers and Traders Trust Company (M&T Bank), the principal financial services operating subsidiary of M&T Bank Corporation (M&T), a publicly-traded holding company based in Buffalo, New York. As of December 31, 2002, AIA had approximately $10 billion in assets under management and M&T was the nation's 26th largest bank holding company, with total assets of over $33 billion.

Also on page 4, the following information replaces the fifth paragraph in the section captioned "INVESTMENT ADVISOR":

M&T's ownership of AIA is a result of an agreement entered into on September 26, 2002, between M&T and Allied Irish Banks, p.l.c. (AIB), under which M&T was to acquire Allfirst Financial Inc., the indirect parent corporation of AIA, and parent corporation of Allfirst Bank, the direct parent of AIA (the "Acquisition"). At a special meeting of shareholders held on January 31, 2003, shareholders of each Portfolio approved a new investment advisory agreement between AIA and ARK Funds with respect to each Portfolio. The Investment Company Act of 1940, which regulates investment companies such as ARK Funds, requires a shareholder vote to approve a new advisory agreement in connection with business transactions such as the Acquisition. The new advisory agreement is substantially identical to the former advisory agreement, except for the dates of execution and termination. The new advisory agreement became effective upon consummation of the Acquisition on April 1, 2003.

M&T Bank is the administrator to the VISION Group of Funds (VISION Funds), a mutual fund family that offers different classes of shares in separate investment portfolios for which M&T Asset Management, a department of M&T Bank, serves as investment adviser. In connection with the Acquisition described above, the respective boards of trustees of the ARK Funds and the VISION Funds have met and authorized the tax-free reorganization of certain portfolios of their respective fund families, subject to shareholder approval. A special meeting of shareholders of each of the affected portfolios in each fund family will be scheduled. A proxy statement containing additional information will be sent to shareholders of the affected portfolios at a later date.



       THIS SUPPLEMENT REPLACES ALL PREVIOUS SUPPLEMENTS TO THE PROSPECTUS

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                    ARK FUNDS
                          CORPORATE II CLASS PROSPECTUS


                       SUPPLEMENT DATED APRIL 30, 2003 TO

               CORPORATE II CLASS PROSPECTUS DATED AUGUST 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

In the section captioned "INVESTMENT ADVISOR" on page 8, the following information replaces the third paragraph:


Allied Investment Advisors, Inc. (AIA) serves as the Advisor to the Portfolios. Effective April 1, 2003, AIA became a wholly-owned subsidiary of Manufacturers and Traders Trust Company (M&T Bank), the principal financial services operating subsidiary of M&T Bank Corporation (M&T), a publicly-traded holding company based in Buffalo, New York. As of December 31, 2002, AIA had approximately $10 billion in assets under management and M&T was the nation's 26th largest bank holding company, with total assets of over $33 billion.

Also on page 8, the following information replaces the fifth paragraph in the section captioned "INVESTMENT ADVISOR":

M&T's ownership of AIA is a result of an agreement entered into on September 26, 2002, between M&T and Allied Irish Banks, p.l.c. (AIB), under which M&T was to acquire Allfirst Financial Inc., the indirect parent corporation of AIA, and parent corporation of Allfirst Bank, the direct parent of AIA (the "Acquisition"). At a special meeting of shareholders held on January 31, 2003, shareholders of each Portfolio approved a new investment advisory agreement between AIA and ARK Funds with respect to each Portfolio. The Investment Company Act of 1940, which regulates investment companies such as ARK Funds, requires a shareholder vote to approve a new advisory agreement in connection with business transactions such as the Acquisition. The new advisory agreement is substantially identical to the former advisory agreement, except for the dates of execution and termination. The new advisory agreement became effective upon consummation of the Acquisition on April 1, 2003.

M&T Bank is the administrator to the VISION Group of Funds (VISION Funds), a mutual fund family that offers different classes of shares in separate investment portfolios for which M&T Asset Management, a department of M&T Bank, serves as investment adviser. In connection with the Acquisition described above, the respective boards of trustees of the ARK Funds and the VISION Funds have met and authorized the tax-free reorganization of certain portfolios of their respective fund families, subject to shareholder approval. A special meeting of shareholders of each of the affected portfolios in each fund family will be scheduled. A proxy statement containing additional information will be sent to shareholders of the affected portfolios at a later date.




       THIS SUPPLEMENT REPLACES ALL PREVIOUS SUPPLEMENTS TO THE PROSPECTUSs

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                    ARK FUNDS
                         CORPORATE III CLASS PROSPECTUS


                       SUPPLEMENT DATED APRIL 30, 2003 TO

              CORPORATE III CLASS PROSPECTUS DATED AUGUST 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

In the section captioned "INVESTMENT ADVISOR" on page 10, the following information replaces the third paragraph:


Allied Investment Advisors, Inc. (AIA) serves as the Advisor to the Portfolios. Effective April 1, 2003, AIA became a wholly-owned subsidiary of Manufacturers and Traders Trust Company (M&T Bank), the principal financial services operating subsidiary of M&T Bank Corporation (M&T), a publicly-traded holding company based in Buffalo, New York. As of December 31, 2002, AIA had approximately $10 billion in assets under management and M&T was the nation's 26th largest bank holding company, with total assets of over $33 billion.

Also on page 10, the following information replaces the fifth paragraph in the section captioned "INVESTMENT ADVISOR":

M&T's ownership of AIA is a result of an agreement entered into on September 26, 2002, between M&T and Allied Irish Banks, p.l.c. (AIB), under which M&T was to acquire Allfirst Financial Inc., the indirect parent corporation of AIA, and parent corporation of Allfirst Bank, the direct parent of AIA (the "Acquisition"). At a special meeting of shareholders held on January 31, 2003, shareholders of each Portfolio approved a new investment advisory agreement between AIA and ARK Funds with respect to each Portfolio. The Investment Company Act of 1940, which regulates investment companies such as ARK Funds, requires a shareholder vote to approve a new advisory agreement in connection with business transactions such as the Acquisition. The new advisory agreement is substantially identical to the former advisory agreement, except for the dates of execution and termination. The new advisory agreement became effective upon consummation of the Acquisition on April 1, 2003.

M&T Bank is the administrator to the VISION Group of Funds (VISION Funds), a mutual fund family that offers different classes of shares in separate investment portfolios for which M&T Asset Management, a department of M&T Bank, serves as investment adviser. In connection with the Acquisition described above, the respective boards of trustees of the ARK Funds and the VISION Funds have met and authorized the tax-free reorganization of certain portfolios of their respective fund families, subject to shareholder approval. A special meeting of shareholders of each of the affected portfolios in each fund family will be scheduled. A proxy statement containing additional information will be sent to shareholders of the affected portfolios at a later date.



       THIS SUPPLEMENT REPLACES ALL PREVIOUS SUPPLEMENTS TO THE PROSPECTUS

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                    ARK FUNDS
                         INSTITUTIONAL CLASS PROSPECTUS


                       SUPPLEMENT DATED APRIL 30, 2003 TO

              INSTITUTIONAL CLASS PROSPECTUS DATED AUGUST 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

In the section captioned "INVESTMENT ADVISOR" on page 52, the following information replaces the first two sentences of the second paragraph:


Allied Investment Advisors, Inc. (AIA) serves as the Advisor to the Portfolios. Effective April 1, 2003, AIA became a wholly-owned subsidiary of Manufacturers and Traders Trust Company (M&T Bank), the principal financial services operating subsidiary of M&T Bank Corporation (M&T), a publicly-traded holding company based in Buffalo, New York. As of December 31, 2002, AIA had approximately $10 billion in assets under management and M&T was the nation's 26th largest bank holding company, with total assets of over $33 billion.

Also on page 52, the following information replaces the third paragraph in the section captioned "INVESTMENT ADVISOR":

M&T's ownership of AIA is a result of an agreement entered into on September 26, 2002, between M&T and Allied Irish Banks, p.l.c. (AIB), under which M&T was to acquire Allfirst Financial Inc., the indirect parent corporation of AIA, and parent corporation of Allfirst Bank, the direct parent of AIA (the "Acquisition"). At a special meeting of shareholders held on January 31, 2003, shareholders of each Portfolio approved a new investment advisory agreement between AIA and ARK Funds with respect to each Portfolio. The Investment Company Act of 1940, which regulates investment companies such as ARK Funds, requires a shareholder vote to approve a new advisory agreement in connection with business transactions such as the Acquisition. The new advisory agreement is substantially identical to the former advisory agreement, except for the dates of execution and termination. The new advisory agreement became effective upon consummation of the Acquisition on April 1, 2003.

M&T Bank is the administrator to the VISION Group of Funds (VISION Funds), a mutual fund family that offers different classes of shares in separate investment portfolios for which M&T Asset Management, a department of M&T Bank, serves as investment adviser. In connection with the Acquisition described above, the respective boards of trustees of the ARK Funds and the VISION Funds have met and authorized the tax-free reorganization of certain portfolios of their respective fund families, subject to shareholder approval. A special meeting of shareholders of each of the affected portfolios in each fund family will be scheduled. A proxy statement containing additional information will be sent to shareholders of the affected portfolios at a later date.

In the  section  captioned  "INVESTMENT  ADVISOR"  on  page  52,  the  following
information  should  be  added  after  the  subsection   captioned   "INVESTMENT
SUBADVISORS":

At a special meeting of shareholders held on January 31, 2003, shareholders of the International Equity Portfolio and the Emerging Markets Equity Portfolio approved new investment subadvisory agreements between AIA and AIBIM, and AIA and Govett. The Investment Company Act of 1940, which regulates investment companies such as ARK Funds, requires a shareholder vote to approve new advisory and subadvisory agreements in connection with business transactions such as the Acquisition. The new subadvisory agreements between AIA and AIBIM, and AIA and Govett, are substantially identical to the former subadvisory agreements, except for the dates of execution and termination. The new subadvisory agreements became effective upon consummation of the Acquisition on April 1, 2003.


       THIS SUPPLEMENT REPLACES ALL PREVIOUS SUPPLEMENTS TO THE PROSPECTUS

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                    ARK FUNDS
                        INSTITUTIONAL CLASS II PROSPECTUS


                       SUPPLEMENT DATED APRIL 30, 2003 TO

             INSTITUTIONAL CLASS II PROSPECTUS DATED AUGUST 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

In the section captioned "INVESTMENT ADVISOR" on page 12, the following information replaces the first two sentences of the third paragraph:


Allied Investment Advisors, Inc. (AIA) serves as the Advisor to the Portfolios. Effective April 1, 2003, AIA became a wholly-owned subsidiary of Manufacturers and Traders Trust Company (M&T Bank), the principal financial services operating subsidiary of M&T Bank Corporation (M&T), a publicly-traded holding company based in Buffalo, New York. As of December 31, 2002, AIA had approximately $10 billion in assets under management and M&T was the nation's 26th largest bank holding company, with total assets of over $33 billion.

Also on page 12, the following information replaces the fourth paragraph in the section captioned "INVESTMENT ADVISOR":

M&T's ownership of AIA is a result of an agreement entered into on September 26, 2002, between M&T and Allied Irish Banks, p.l.c. (AIB), under which M&T was to acquire Allfirst Financial Inc., the indirect parent corporation of AIA, and parent corporation of Allfirst Bank, the direct parent of AIA (the "Acquisition"). At a special meeting of shareholders held on January 31, 2003, shareholders of each Portfolio approved a new investment advisory agreement between AIA and ARK Funds with respect to each Portfolio. The Investment Company Act of 1940, which regulates investment companies such as ARK Funds, requires a shareholder vote to approve a new advisory agreement in connection with business transactions such as the Acquisition. The new advisory agreement is substantially identical to the former advisory agreement, except for the dates of execution and termination. The new advisory agreement became effective upon consummation of the Acquisition on April 1, 2003.

M&T Bank is the administrator to the VISION Group of Funds (VISION Funds), a mutual fund family that offers different classes of shares in separate investment portfolios for which M&T Asset Management, a department of M&T Bank, serves as investment adviser. In connection with the Acquisition described above, the respective boards of trustees of the ARK Funds and the VISION Funds have met and authorized the tax-free reorganization of certain portfolios of their respective fund families, subject to shareholder approval. A special meeting of shareholders of each of the affected portfolios in each fund family will be scheduled. A proxy statement containing additional information will be sent to shareholders of the affected portfolios at a later date.



       THIS SUPPLEMENT REPLACES ALL PREVIOUS SUPPLEMENTS TO THE PROSPECTUS

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                    ARK FUNDS
                         SOCIAL ISSUES CLASS PROSPECTUS


                       SUPPLEMENT DATED APRIL 30, 2003 TO

              SOCIAL ISSUES CLASS PROSPECTUS DATED AUGUST 31, 2002


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

In the section captioned "INVESTMENT ADVISOR" on page 13, the following information replaces the first two sentences of the second paragraph:


Allied Investment Advisors, Inc. (AIA) serves as the Advisor to the Portfolios. Effective April 1, 2003, AIA became a wholly-owned subsidiary of Manufacturers and Traders Trust Company (M&T Bank), the principal financial services operating subsidiary of M&T Bank Corporation (M&T), a publicly-traded holding company based in Buffalo, New York. As of December 31, 2002, AIA had approximately $10 billion in assets under management and M&T was the nation's 26th largest bank holding company, with total assets of over $33 billion.

Also on page 13, the following information replaces the third paragraph in the section captioned "INVESTMENT ADVISOR":

M&T's ownership of AIA is a result of an agreement entered into on September 26, 2002, between M&T and Allied Irish Banks, p.l.c. (AIB), under which M&T was to acquire Allfirst Financial Inc., the indirect parent corporation of AIA, and parent corporation of Allfirst Bank, the direct parent of AIA (the "Acquisition"). At a special meeting of shareholders held on January 31, 2003, shareholders of each Portfolio approved a new investment advisory agreement between AIA and ARK Funds with respect to each Portfolio. The Investment Company Act of 1940, which regulates investment companies such as ARK Funds, requires a shareholder vote to approve a new advisory agreement in connection with business transactions such as the Acquisition. The new advisory agreement is substantially identical to the former advisory agreement, except for the dates of execution and termination. The new advisory agreement became effective upon consummation of the Acquisition on April 1, 2003.

M&T Bank is the administrator to the VISION Group of Funds (VISION Funds), a mutual fund family that offers different classes of shares in separate investment portfolios for which M&T Asset Management, a department of M&T Bank, serves as investment adviser. In connection with the Acquisition described above, the respective boards of trustees of the ARK Funds and the VISION Funds have met and authorized the tax-free reorganization of certain portfolios of their respective fund families, subject to shareholder approval. A special meeting of shareholders of each of the affected portfolios in each fund family will be scheduled. A proxy statement containing additional information will be sent to shareholders of the affected portfolios at a later date.



       THIS SUPPLEMENT REPLACES ALL PREVIOUS SUPPLEMENTS TO THE PROSPECTUS.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE